Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Depreciable Assets	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Depreciable Assets [Line Items]
Leasehold improvement	Over the lease term
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Depreciable Assets [Line Items]
Equipment	5 years
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Depreciable Assets [Line Items]
Equipment	10 years